Cover	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-41615
Entity Registrant Name	MANGOCEUTICALS, INC.
Entity Central Index Key	0001938046
Entity Tax Identification Number	87-3841292
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	17130 N. Dallas Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false